Remuneration of key management - Remuneration of President and CEO (Details) - Pekka Lundmark (CEO) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Base salary	€ 1,410,500	€ 1,322,750	€ 1,300,000
Cash incentive payments	1,824,834	1,079,695	2,342,438
Share-based payments	3,117,360	5,041,885	5,425,169
Pension expenses	310,937	422,274	406,806
Other benefits	55,044	95,756	113,850
Total	€ 6,718,675	€ 7,962,360	€ 9,588,263